Equity (Tables)	3 Months Ended
Mar. 31, 2018
Equity
Schedule of issued capital and authorized shares, all registered and without par value
	Company´s capital is - R$	Common shares	Preferred shares
At March 31, 2018	2,182.5	928,965,058	323,965,337
At December 31, 2017	2,163.4	928,965,058	321,753,720

Schedule of share issuance costs
December 31, 2017
Shared issued costs	68.6
Tax credits from income tax and social contribution	(23.3)

Shared issued costs, net	45.3

Schedule of treasury shares
	Number of shares	R$
At December 31, 2017	103,000	2.7
Purchased	50,000	1.4

At March 31, 2018 (Unaudited)	153,000	4.1